Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

16.Income taxes

The Group recognized less than CHF 0.1 million in income taxes and no deferred tax asset or liability positions for the years ended December 31, 2024, 2023 and 2022, respectively. The Group’s expected tax expense for each year is based on the applicable tax rates in each jurisdiction. In 2024, these rates ranged from 13.6% to 34.0% (13.6% - 33.8% for 2023 and 2022) in the Group’s respective tax jurisdictions. The weighted average tax rate applicable to the Group was 13.6% (13.6% for 2023 and 2022, respectively).

The Group’s income tax expense for each year can be reconciled to loss before tax as follows:

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Loss before income tax	(50,913)	(54,223)	(70,740)
Tax benefit calculated at the domestic rates applicable in the respective countries	(6,925)	(7,371)	(9,616)
(Income not subject to tax)/expenses not deductible for tax purposes	692	611	455
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	6,236	6,770	9,174
Effective income tax rate expense	3	10	13

The Swiss tax rate used for the 2024 reconciliations is the corporate tax rate of 13.6% (13.6% in 2023 and 2022, respectively) payable by corporate entities in the Canton of Vaud, Switzerland on taxable profits under tax law in that jurisdiction.

The below table details the total unrecognized deductible temporary differences, unused tax losses and unused tax credits:

	As of
	December 31,
In CHF thousands	2024	2023	2022
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:
Tax losses	343,589	312,972	264,089
Deductible temporary differences related to:
Retirement benefit plan	8,844	5,770	3,213
Total	352,433	318,742	267,302

The following table details the tax losses carry forwards of the Company and their respective expiry dates:

	As of
	December 31,
In CHF thousands	2024	2023	2022
Tax losses split by expiry date:
December 31, 2024	—	15,231	15,231
December 31, 2025	48,894	48,894	48,894
December 31, 2026	—	—	—
December 31, 2027	57,824	57,824	57,824
December 31, 2028	75,204	75,204	75,204
December 31, 2029	66,936	66,936	66,936
December 31, 2030	48,883	48,883	—
December 31, 2031	45,848	—	—
Total unrecorded tax loss carryforwards	343,589	312,972	264,089

The tax losses available for future offset against taxable profits have increased by CHF 45.8 million from 2023, representing the amount of tax losses that are additionally available as an offset reduced by expiring tax losses in 2024 of CHF 15.2 million, subject to expiration as disclosed in the table above, against future taxable income.

Consistent with prior years, the Company has not recorded any deferred tax assets in relation to the past tax losses available for offset against future profits as the recognition criteria were not met at the balance sheet date.